Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000221188 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000221188 | 607828100 | Modine Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221188 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221188 | 000361105 | AAR Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000221188 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221188 | 918284100 | VSE Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221188 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221188 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221188 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221188 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221188 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	64.90%
C000221188 | Utilities00108WAT7
Holdings [Line Items]
Percent of Total Investments	31.50%
C000221188 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.80%
C000221188 | Education57563RST7
Holdings [Line Items]
Percent of Total Investments	0.80%
C000221188 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000221188 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221188 | Education
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000221188 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221188 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221188 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221188 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000221188 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000221188 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221188 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221188 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000221188 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000221188 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000221188 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000049545 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049545 | 607828100 | Modine Manufacturing Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000049545 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049545 | 000361105 | AAR Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000049545 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049545 | 918284100 | VSE Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049545 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049545 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000049545 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049545 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000049545 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	64.90%
C000049545 | Utilities00108WAT7
Holdings [Line Items]
Percent of Total Investments	31.50%
C000049545 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	2.80%
C000049545 | Education57563RST7
Holdings [Line Items]
Percent of Total Investments	0.80%
C000049545 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000049545 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000049545 | Education
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000049545 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000049545 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049545 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000049545 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000049545 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000049545 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000049545 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000049545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000049545 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000049545 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000049545 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000221189 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221189 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221189 | 000361105 | AAR Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000221189 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221189 | 918284100 | VSE Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221189 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221189 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000221189 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000221189 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000221189 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000221189 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	99.50%
C000221189 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.50%
C000221189 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221189 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000221189 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000221189 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000221189 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221189 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000221189 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000221189 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000221189 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000049546 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000049546 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000049546 | 000361105 | AAR Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000049546 | 57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049546 | 918284100 | VSE Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000049546 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049546 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000049546 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000049546 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000049546 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000049546 | Industrials000361105
Holdings [Line Items]
Percent of Total Investments	99.50%
C000049546 | Cash & Equivalent31846V336
Holdings [Line Items]
Percent of Total Investments	0.50%
C000049546 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049546 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000049546 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000049546 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000049546 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000049546 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000049546 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000049546 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	31.80%
C000049546 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.20%